Commitments Contingent Liability Lien and Covenants	12 Months Ended
Dec. 31, 2012
Commitments, Contingent Liabilities, Liens and Covenants [Abstract]
COMMITMENTS, CONTINGENT LIABILITIES, LIENS AND COVENANTS
NOTE 9:-    COMMITMENTS, CONTINGENT LIABILITIES, LIENS AND COVENANTS

a.	HOMI and its affiliates have contractual obligations towards hotels with regard to the operation of minibars in hotel rooms.

HOMI and its affiliates own most of these minibars. Several hotels have a contractual purchase option granted which enables them to purchase the minibars at a price which results in a profit for the Company, and the agreement with the hotel is then terminated. To date, no hotel has exercised such an option.

b.
HOMI Industries has registered fixed charges over certain of its assets, including certain minibars and the rights to receivables generated by such minibars , in favor of  third parties, as security for loans which were given to HOMI by such third parties, or to secure profit sharing payments which HOMI undertook to pay to such parties. Total liabilities secured by these fixed charges as of December 31, 2012 are in the amount of approximately $ 1,000. See also Notes 9f, 7c (2-5) and 6(e-h).

c.	Rent expenses -

The Company’s operations are based primarily at hotels where its outsource operations are conducted. Most of the hotels allow the Company to utilize office space free of charge.

In addition, the Company’s U.S. counsel (who is also a shareholder) allows the Company to use its office as their corporate headquarters at no charge. No amounts have been reflected as rent expense in the accompanying consolidated statements of operations for the value of this rent due to its insignificance

In addition, the Company rents space under various month to month arrangements for certain facilities. The Company rents office space in Herzliya, Israel, primarily for HOMI’s finance department, its technical support and as the headquarters of HOMI Israel and HOMI Industries. During the years ended December 31, 2012 and 2011, rent expenses amounted to $ 45 and $ 49, respectively.

Rent commitments:
Future minimum lease commitments under non-cancelable operating leases are as follows:

First year	34
Total	34

d.
The Company received notice that the US Internal Revenue Service imposed on the Company automated late filing penalties for delay in filing a certain information schedule on foreign holdings. The Company has filed an appeal for full abatement of the penalties according to procedures of the IRS. Based on common practice and the nature of reasoning for the delay, Company advisors believe there is a good reason to believe that the abatement would be approved. Accordingly, no provision was recorded on the Company books of account.

e.
HOMI Industries subsequently entered into exclusive license agreements with HOMI Europe S.A.R.L. (for the territory of Europe), HOMI USA, Inc. (for the United States and Canada) and HOMI Israel Ltd. (for Israel). HOMI Europe (S.A.R.L.) granted a sub-license to HOMI UK Limited (for the United Kingdom, Spain and Ireland), and HOMI USA, Inc. granted a sub-license to HOMI Canada, Inc. (for Canada).  All of the aforementioned companies are subsidiaries of HOMI.

f.
During March to June, 2010, HOMI Industries and Best Bar Services Ltd. ("Best Bar"), began to implement the cooperation pursuant to the Memorandum of Understanding they entered into as of 23 September 2009 ("the MOU”), in relation to Best Bar’s Open Display, Open Access Computerized Minibars. HOMI has included the Best Bar minibar in its catalogue of minibars, represented as the “HOMI® 232” model. During 2011 HOMI installed the HOMI® 232 Minibar in 3 hotels in Israel and one hotel in the USA.

Pursuant to the MOU, the agreed price of each HOMI® 232 is $ 350, but HOMI will purchase the HOMI® 232 from Best Bar for half that price, namely, $ 175. HOMI then shares its operating profits from HOMI® 232 installations, with Best Bar (operating profits are computed as HOMI’s collection from the hotels, less cost of goods, labor and 8% of the collection as a HOMI management fee), with 60% being retained by HOMI and  40% being paid to Best Bar.

However, HOMI is not satisfied with the performance of the HOMI232 and decided to replace them with the new HOMI226 minibars.

HOMI already removed the HOMI232 minibars from 2 Hotels in Israel and replaced them with the new HOMI226.

Best Bar purchased these minibars back from HOMI Industries at a reduced price.  This transaction created a loss of $40.

HOMI Industries is planning to continue to remove the HOMI® 232 from the remaining 2 Hotels, during 2013.